Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows Used in Operating Activities:
Net loss	$ (837,143)	$ (1,108,564)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrants issued for services	36,470	236,594
Amortization	49,189
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(87,814)	4,000
Accounts payable	(876,044)	10,980
Accrued expenses	1,130,757	64,688
Due to related party	23,641	54,150
Fair value liabilities for price adjustable warrants	(75,100)
Other liabilities	(36,470)
Net cash used in operating activities	(522,314)	(738,152)
Cash Flows from Investing Activities:
Net cash acquired in reverse acquisition	5,867
Net cash from investing activities	5,867
Cash Flows from Financing Activities:
Proceeds from sales of common stock		1,000,000
Proceed from convertible note	124,973
Proceed from convertible note, related party	234,973
Net cash provided by financing activities	359,946	1,000,000
Increase (decrease) in cash	(156,501)	261,848
Cash - Beginning of year	261,848
Cash - End of year	105,347	261,848
Supplementary Cash Flow Information:
Interest paid
Income taxes paid	800	800
Non-cash Investing and Financing Activities:
Issuance of warrants	36,470	200,124
Common stock issued in reverse acquisition	3,672,000
Contributed capital	$ 257,252